CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2023	December 31, 2022

Cash at banks and on hand	983	928
Short-term deposits with original maturity of less than three months	1,474	2,179
Cash and cash equivalents*	2,457	3,107

Less overdrafts	—	—

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	2,457	3,107
* Cash and cash equivalents include an amount of US$53 relating to banking operations in Pakistan.
As of June 30, 2023 and December 31, 2022, there were no restricted cash and cash equivalent balances. Cash balances as of June 30, 2023 include investments in money market funds of US$1,260 (December 31, 2022: US$1,950).